Goodwill and Intangible Assets - Schedule of Intangible Assets Subject to Amortization (Details) - USD ($) $ in Thousands	4 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Total intangible assets, term	9 years 7 months 6 days
Intangible assets, gross carrying amount	$ 146,010
Customer Contracts [Member]
Total intangible assets, term	10 years
Intangible assets, gross carrying amount	$ 120,010
Trademarks and Trade Names [Member]
Total intangible assets, term	8 years
Intangible assets, gross carrying amount	$ 26,000
Successor [Member]
Intangible assets, gross carrying amount	146,010
Intangible assets, accumulated amortization	(5,116)
Intangible assets, net carrying amount	140,894
Successor [Member] | Customer Contracts [Member]
Intangible assets, gross carrying amount	120,010
Intangible assets, accumulated amortization	(4,000)
Intangible assets, net carrying amount	116,010
Successor [Member] | Trademarks and Trade Names [Member]
Intangible assets, gross carrying amount	26,000
Intangible assets, accumulated amortization	(1,116)
Intangible assets, net carrying amount	$ 24,884
Predecessor [Member]
Intangible assets, gross carrying amount		$ 58,770
Intangible assets, accumulated amortization		(58,760)
Intangible assets, net carrying amount		10
Predecessor [Member] | Customer Contracts [Member]
Intangible assets, gross carrying amount		58,770
Intangible assets, accumulated amortization		(58,760)
Intangible assets, net carrying amount		10
Predecessor [Member] | Trademarks and Trade Names [Member]
Intangible assets, gross carrying amount
Intangible assets, accumulated amortization
Intangible assets, net carrying amount